Income taxes - Deferred assets and (liabilities) (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Income taxes
Deferred tax liabilities	$ (1,537)	$ (27,667)	$ (48,566)	$ (57,721)
Deferred tax assets	$ 62,635	1,127,497	924,892	867,421
Net deferred ISR asset		1,099,830	876,326	809,700	$ 700,238
Provisions, allowances and labor obligations
Income taxes
Deferred tax liabilities		43,112	27,674	107,768
Deferred tax assets		1,052,385	905,974	743,038
Leasehold improvements
Income taxes
Deferred tax liabilities		(69,172)	(74,618)	(163,345)
Deferred tax assets		(62,292)	(134,289)	(53,622)
Tax loss carryforwards
Income taxes
Deferred tax liabilities		75	75	75
Deferred tax assets		141,595	157,395	172,185
Recoverable tax on assets
Income taxes
Deferred tax liabilities			9,486
Deferred tax assets				9,486
Others
Income taxes
Deferred tax liabilities		(1,682)	(1,697)	(2,219)
Deferred tax assets		(4,191)	(4,188)	(3,666)
Other subsidiary losses
Income taxes
Deferred tax assets		$ 141,670	$ 157,470	$ 172,260